Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of discontinued operations [abstract]
Consolidated income statement, discontinued operations
Consolidated income statement – Discontinued operations
(USD millions)	Q2 2019 [1]	Q2 2018	H1 2019	H1 2018

Net sales to third parties of discontinued operations		1 819	1 777	3 598

Sales to continuing segments			32	3

Net sales of discontinued operations		1 819	1 809	3 601

Cost of goods sold		-939	-860	-1 859

Gross profit of discontinued operations		880	949	1 742

Selling, general and administration		-698	-638	-1 337

Research and development		-150	-142	-288

Other income		62	15	81

Other expense		-41	-113	-69

Operating income of discontinued operations		53	71	129

as % of net sales		2.9%	4.0%	3.6%

Interest expense		-7	-10	-13

Other financial income and expense		2	-3	1

Income before taxes of discontinued operations		48	58	117

Taxes [2]		-8	-159	-19

Net loss/income from discontinued operations before gain on distribution of Alcon Inc. to Novartis AG shareholders		40	-101	98

Gain on distribution of Alcon Inc. to Novartis AG shareholders [3]	4 691		4 691

Net income of discontinued operations	4 691	40	4 590	98

[1] As the Alcon spin-off was completed on April 9, 2019, the Q2 2019 results of operations from the Alcon business were not material.
[2] The tax rate on the net loss from discontinued operations before gain on distribution of Alcon Inc. to Novartis AG shareholders of 274% was impacted by prior period items, which the Group has concluded is not material to the current period or the prior periods to which they related, and changes in uncertain tax positions. Excluding these items, the tax rate would have been 15.5%.

[3] See Note 3 for further details on the gain on distribution of Alcon Inc. to Novartis AG shareholders.
The following are included in net income from discontinued operations:

Disclosure of items included in net income from discontinued operations
(USD millions)	Q2 2019 [1]	Q2 2018	H1 2019	H1 2018

Interest income		2		1

Depreciation of property, plant and equipment		-57	-42	-116

Amortization of intangible assets		-264	-174	-530

Impairment charges on intangible assets		-39		-39

Additions to restructuring provisions		-4		-4

Equity-based compensation of Novartis equity plans		-13	-9	-23

[1] As the Alcon spin-off was completed on April 9, 2019, the Q2 2019 results of operations from the Alcon business were not material.

Disclosure of net assets derecognized
Net assets derecognized
(USD millions)	H1 2019

Property, plant and equipment	2 858

Right-of-use assets	269

Goodwill	8 906

Intangible assets other than goodwill	11 121

Deferred tax assets	732

Financial and other non-current assets	526

Inventories	1 469

Trade receivables and other current assets	1 787

Cash and cash equivalents	628

Deferred tax liabilities	-1 713

Current and non-current lease liabilities	-269

Current and non-current financial debts	-3 538

Trade payables, provisions and other liabilities	-2 751

Net assets derecognized	20 025

Fair value of assets and liabilities arising from divestments
Net cash flows used in investing activities from discontinued operations
(USD millions)	Q2 2019	H1 2019

Payments out of provisions for transaction costs attributable to the spin-off of the Alcon business	-14	-14

Divested cash and cash equivalents	-628	-628

Cash flows attributable to the spin-off of the Alcon business	-642	-642

Other cash flows used in investing activities, net	-40	-463

Net cash flows used in investing activities from discontinued operations	-682	-1 105